Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024:

	Fair Value Measurements at December 31, 2025, Using
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$247,589,607	$—	$—	$247,589,607
Self-directed brokerage accounts	18,406,328	—	—	18,406,328
Fortis Inc. common stock	515,718	—	—	515,718
Total assets in the fair value hierarchy	266,511,653	—	—	266,511,653
Stable value fund	—	—	—	3,628,876
Collective investment trust funds	—	—	—	159,360,970
Investments at fair value	$266,511,653	$—	$—	$429,501,499

	Fair Value Measurements at December 31, 2024, Using
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$354,025,057	$—	$—	$354,025,057
Self-directed brokerage accounts	13,145,940	155,534	—	13,301,474
Fortis Inc. common stock	371,645	—	—	371,645
Total assets in the fair value hierarchy	367,542,642	155,534	—	367,698,176
Stable value fund	—	—	—	4,237,326
Investments at fair value	$367,542,642	$155,534	$—	$371,935,502